Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Fixed lease cost (1)	¥429,733	¥455,243
Variable lease cost (1)	16,609	19,927
Short-term cost	17,928	11,598
Total	¥464,270	¥486,768
(1)	This includes amounts recoverable from sublessees for the six months ended June 30, 2025 and 2024, respectively. See sublease revenues below.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥464,270	¥486,768
Right-of-use assets obtained in exchange for lease liabilities	335,425	271,225
Weighted average remaining lease term (in years)	3.2	3.5
Weighted average discount rate	2.38%	2.02%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥410,814
2026	735,972
2027	446,860
2028	230,895
2029	101,882
2030 and thereafter	93,920
Total	2,020,344
Less: Interest component	72,677
Present value of minimum lease payments	¥1,947,667

Schedule of subleases

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Fixed sublease income	¥136,417	¥152,367
Variable sublease income	2,250	7,037
Total	¥138,667	¥159,404

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥101,734
2026	157,790
2027	74,724
2028	28,965
2029	14,675
2030 and thereafter	12,985
Total	¥390,873